UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund:    BlackRock Capital Appreciation Fund, Inc.

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Capital

Appreciation Fund, Inc. , 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 1.6%
Delta Air Lines, Inc.	415,341	$17,062,208
Spirit Airlines, Inc. (a)	636,232	39,510,007

		56,572,215
Auto Components — 0.9%
Delphi Automotive PLC	382,544	32,550,669
Banks — 1.9%
JPMorgan Chase & Co.	996,864	67,547,505
Beverages — 1.5%
Constellation Brands, Inc., Class A	462,568	53,667,139
Biotechnology — 6.7%
United Therapeutics Corp. (a)(b)	697,712	121,367,002
Vertex Pharmaceuticals, Inc. (a)	953,523	117,741,020

		239,108,022
Chemicals — 0.9%
Ecolab, Inc.	282,046	31,890,941
Consumer Finance — 1.2%
Discover Financial Services	778,631	44,864,718
Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B (a)	526,083	71,605,157
Moody’s Corp.	515,618	55,666,119

		127,271,276
Food & Staples Retailing — 1.0%
CVS Health Corp.	360,735	37,833,887
Health Care Providers & Services — 4.7%
Humana, Inc.	350,832	67,107,145
UnitedHealth Group, Inc.	824,627	100,604,494

		167,711,639
Internet & Catalog Retail — 6.6%
Amazon.com, Inc. (a)	125,441	54,452,684
Netflix, Inc. (a)	135,451	88,983,180
TripAdvisor, Inc. (a)	1,059,652	92,338,075

		235,773,939
Internet Software & Services — 17.3%
Alibaba Group Holding Ltd. - ADR (a)(b)	902,559	74,253,529
Baidu, Inc. - ADR (a)	239,064	47,592,861
Facebook, Inc., Class A (a)	2,064,293	177,044,089
Google, Inc., Class A (a)	302,575	163,402,603
LinkedIn Corp., Class A (a)	237,553	49,085,576
Tencent Holdings Ltd.	3,142,100	62,831,106
Yahoo!, Inc. (a)	1,109,368	43,587,069

		617,796,833
IT Services — 7.5%
Alliance Data Systems Corp. (a)	282,956	82,606,175
MasterCard, Inc., Class A	524,528	49,032,878

Common Stocks	Shares	Value
IT Services (concluded)
Visa, Inc., Class A	2,014,330	$135,262,260

		266,901,313
Media — 6.0%
Liberty Global PLC, Series A (a)	1,661,659	89,845,902
Twenty-First Century Fox, Inc., Class A	2,368,114	77,070,270
The Walt Disney Co.	431,134	49,209,635

		216,125,807
Multiline Retail — 2.7%
Dollar General Corp.	1,257,413	97,751,287
Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc. (a)	555,289	63,225,206
Pharmaceuticals — 12.5%
AbbVie, Inc.	2,507,027	168,447,144
Allergan PLC (a)	245,786	74,586,220
Mallinckrodt PLC (a)	327,157	38,512,922
Perrigo Co. PLC	511,013	94,450,533
Valeant Pharmaceuticals International, Inc. (a)(b)	314,782	69,928,821

		445,925,640
Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp.	437,202	35,107,321
Road & Rail — 2.1%
Union Pacific Corp.	804,387	76,714,388
Software — 6.8%
Mobileye NV (a)	476,243	25,321,840
Oracle Corp.	1,661,822	66,971,427
Salesforce.com, Inc. (a)	1,528,009	106,395,267
Splunk, Inc. (a)	327,761	22,818,721
Workday, Inc., Class A (a)	265,667	20,294,302

		241,801,557
Specialty Retail — 2.7%
The Home Depot, Inc.	569,539	63,292,869
Restoration Hardware Holdings, Inc. (a)	355,911	34,747,591

		98,040,460
Technology Hardware, Storage & Peripherals — 5.1%
Apple Inc.	1,453,878	182,352,648
Textiles, Apparel & Luxury Goods — 2.2%
lululemon athletica, inc. (a)	487,179	31,812,789
NIKE, Inc., Class B	428,913	46,331,182

		78,143,971
Total Common Stocks — 98.3%		3,514,678,381

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2015	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Preferred Stock	Shares	Value
Software — 1.3%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542) (a)(c)	5,093,400	$45,280,326
Total Long-Term Investments (Cost — $2,722,821,122) — 99.6%		3,559,958,707

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	26,947,768	26,947,768

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)(f)	$148,826	$148,825,835
Total Short-Term Securities (Cost — $175,773,603) — 4.9%		175,773,603
Total Investments (Cost — $2,898,594,725*) — 104.5%		3,735,732,310
Liabilities in Excess of Other Assets — (4.5)%		(162,083,742)

Net Assets — 100.0%		$3,573,648,568

Notes to Schedule of Investments

*	As of June 30, 2015 gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,908,280,593

Gross unrealized appreciation	$834,411,875
Gross unrealized depreciation	(6,960,158)

Net unrealized appreciation	$827,451,717

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $45,280,326 and an original cost of $31,222,542 which was 1.3% of its net assets.

(d)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at June 30, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	22,578,118	26,947,768	$10,856		$2,243
BlackRock Liquidity Series, LLC, Money Market Series	$93,425,140	$55,400,695	$148,825,835	$146,671	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2015

Schedule of Investments (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$56,572,215	—	—	$56,572,215
Auto Components	32,550,669	—	—	32,550,669
Banks	67,547,505	—	—	67,547,505
Beverages	53,667,139	—	—	53,667,139
Biotechnology	239,108,022	—	—	239,108,022
Chemicals	31,890,941	—	—	31,890,941
Consumer Finance	44,864,718	—	—	44,864,718
Diversified Financial Services	127,271,276	—	—	127,271,276
Food & Staples Retailing	37,833,887	—	—	37,833,887
Health Care Providers & Services	167,711,639	—	—	167,711,639
Internet & Catalog Retail	235,773,939	—	—	235,773,939
Internet Software & Services	554,965,727	$62,831,106	—	617,796,833
IT Services	266,901,313	—	—	266,901,313
Media	216,125,807	—	—	216,125,807
Multiline Retail	97,751,287	—	—	97,751,287
Oil, Gas & Consumable Fuels	63,225,206	—	—	63,225,206
Pharmaceuticals	445,925,640	—	—	445,925,640
Real Estate Investment Trusts (REITs)	35,107,321	—	—	35,107,321
Road & Rail	76,714,388	—	—	76,714,388
Software	241,801,557	—	—	241,801,557
Specialty Retail	98,040,460	—	—	98,040,460
Technology Hardware, Storage & Peripherals	182,352,648	—	—	182,352,648
Textiles, Apparel & Luxury Goods	78,143,971	—	—	78,143,971
Preferred Stock:
Software	—	—	$45,280,326	45,280,326
Short-Term Securities	26,947,768	148,825,835	—	175,773,603

Total	$3,478,795,043	$211,656,941	$45,280,326	$3,735,732,310

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, collateral on securities loaned at value of $148,825,835 is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2014	$31,222,542
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	14,057,784
Purchases	—
Sales	—
Closing balance, as of June 30, 2015	$45,280,326

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015[1]	$14,057,784

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2015	3

Schedule of Investments (concluded)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[1]	$45,280,326	Market Comparable Companies	Next Fiscal Year Revenue Multiple[2]	17.50x
			Compounded Annual Net Revenue Growth Rate[2]	84.50%

[1]

For the period ended June 30, 2015, the valuation technique for certain investments classified as preferred stocks changed to a Market Comparable Companies technique. The investments were previously valued utilizing a Probability-Weighted Expected Return Model. Market approach information is the primary measure of fair value for these investments.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Capital Appreciation Fund, Inc.

Date: August 21, 2015